SILVER STREAM DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
SILVER STREAM DERIVATIVE LIABILITY
Fair value of derivative liability
	December 31, 2023	December 31, 2022
Balance, beginning of period	$(27,171)	$(26,114)
Change in fair value	(7,124)	(1,057)
Balance, end of period	$(34,295)	$(27,171)